Supplementary Cash Flow Information (Details) - Schedule of non-cash capital transactions - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Non Cash Capital Transactions Abstract
Capital expenditures of mineral property interest included in accounts payable and accrued liabilities	$ 1,910,439